Fair Value of Financial Instruments and Derivative Instruments Derivatives Not Designated as Hedging Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Derivative liabilities / Current liabilities	$ 121	$ 0
Not Designated as Hedging Instrument
Derivative [Line Items]
Total Derivative Assets	0	0
Total Derivative Liabilities	121	0
Not Designated as Hedging Instrument | Bunker Fuel Contracts
Derivative [Line Items]
Derivative assets / Current assets	0	0
Derivative liabilities / Current liabilities	$ 121	$ 0